Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Summary of Contractual Undiscounted Cash Flows of Financial Liabilities
The table below analyses the Group’s financial liabilities that will be settled into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At December 31, 2019
Borrowings	26,422	8,796	15,882	3,872	54,972
Lease liabilities	19,870	17,691	44,919	47,431	129,911
Trade, bills and other payables	26,479	—	—	—	26,479

Total	72,771	26,487	60,801	51,303	211,362

	Less than 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At December 31, 2018
Borrowings	30,813	8,074	15,500	4,431	58,818
Obligations under finance leases	11,974	12,014	30,018	36,974	90,980
Trade, bills and other payables	19,747	—	—	—	19,747

Total	62,534	20,088	45,518	41,405	169,545

Summary of Market Equity Indices
The market equity indices for the following stock exchanges, at the close of business of the nearest trading day in the year to the end of the reporting period, and their respective highest and lowest points during the year were as follows:

	December 31, 2019	High/Low 2019	December 31, 2018	High/Low 2018
Hong Kong – Hang Seng Index	28,190	30,157/25,064	25,846	33,154/24,586
Shanghai – A Share Index	3,196	3,426/2,580	2,611	3,728/2,600

Summary of Equity Investments at Fair Value Through Other Comprehensive Income, Impact Deemed to be on Fair Value Reserve
The following table demonstrates the sensitivity to every 10% change in the fair values of the equity investments, with all other variables held constant, based on their carrying amounts at the end of the reporting period. For the purpose of this analysis, for the equity investments at fair value through other comprehensive income, the impact is deemed to be on the fair value reserve as at December 31, 2019.

	Carrying amount of equity investment RMB million	Increase/ (decrease) in profit or loss RMB million	Increase/(decrease) in comprehensive income RMB million
2019
Investments listed in:
Hong Kong – Equity investment designated at fair value through other comprehensive income	496	—	37/(37)
Shanghai – Financial asset at fair value through profit or loss	121	9/(9)	—
Unlisted investments at fair value:
– Equity investment designated at fair value through other comprehensive income	778	—	58/(58)
2018
Investments listed in:
Hong Kong – Equity investment designated at fair value through other comprehensive income	510	—	38/(38)
Shanghai – Financial asset at fair value through profit or loss	96	7/(7)	—
Unlisted investments at fair value:
– Equity investment designated at fair value through other comprehensive income	737	—	55/(55)

Summary of Debt Ratio
The Group monitors capital on the basis of the debt ratio, which is calculated as total liabilities divided by total assets. The debt ratios as at the end of the reporting periods were as follows:

	December 31, 2019 RMB million	January 1, 2019 RMB million	December 31, 2018 RMB million
Total liabilities	212,539	211,750	177,416
Total assets	285,185	271,593	239,017

Debt ratio	75%	79%	74%

Foreign currency risk.
Statement [Line Items]
Summary of Risk
The following tables detail the Group’s exposure to major currency risk at the reporting dates:

	2019
	USD	EUR	SGD	KRW
	RMB million	RMB million	RMB million	RMB million
Trade receivables	28	47	5	10
Cash and cash equivalents	635	63	5	11
Other receivables	2,065	3	1	130
Other non-current assets	180	—	—	—
Trade and other payables	(105)	(3)	—	—
Lease liabilities	(45,674)	—	(397)	—
Borrowings	(870)	(3,073)	(2,587)	(1,810)

	2018
	USD	EUR	SGD	KRW
	RMB million	RMB million	RMB million	RMB million
Trade receivables	75	55	5	25
Cash and cash equivalents	124	47	10	—
Other receivables	—	2	1	131
Other non-current assets	190	—	—	—
Trade and other payables	(144)	(2)	(5)	—
Obligations under finance leases	(25,376)	—	(514)	—
Borrowings	(3,139)	(3,566)	(2,503)	(1,066)

Summary of Sensitivity Analysis of Risk
The following tables indicate the approximate change in the Group’s consolidated statement of profit or loss and other comprehensive income in response to a 1% appreciation or depreciation of the RMB against the following major currencies at the reporting dates:

	2019		2018
	Effect on profit or loss	Effect on other comprehensive income	Effect on profit or loss	Effect on other comprehensive income
	RMB million	RMB million	RMB million	RMB million
If RMB (weakens)/strengthens against USD	(328)/328	41/(41)	(178)/178	34/(34)
If RMB (weakens)/strengthens against EUR	(22)/22	—	(26)/26	—
If RMB (weakens)/strengthens against SGD	(22)/22	—	(23)/23	—
If RMB (weakens)/strengthens against KRW	(12)/12	—	(7)/7	—

Interest Rate Risk [Member]
Statement [Line Items]
Summary of Risk
The following tables detail the interest rate profiles of the Group’s interest-bearing financial instruments at the reporting dates:

	2019	2018
	RMB million	RMB million
Floating rate instruments
Cash and cash equivalents	1,350	646
Restricted bank deposits and short-term bank deposits	6	16
Borrowings	(3,943)	(9,705)
Lease liabilities/Obligations under finance leases	(49,851)	(50,761)
Interest rate swaps at notional amount	6,194	7,566

	2019	2018
	RMB million	RMB million
Fixed rate instruments
Borrowings	(47,929)	(45,477)
Lease liabilities/Obligations under finance leases	(60,423)	(26,666)

Summary of Sensitivity Analysis of Risk
The following table indicates the approximate change in the Group’s profit or loss and other comprehensive income, taking the interest rate swap into consideration, if interest rate had been 25 basis points higher with all other variables held constant:

	2019		2018
	Effect on profit or loss	Effect on other comprehensive income	Effect on profit or loss	Effect on other comprehensive income
	RMB million	RMB million	RMB million	RMB million
Floating rate instruments	(98)	12	(112)	14